POST-EMPLOYMENT OBLIGATIONS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined-benefit obligation on December 31, 2021		R$ 14,778	R$ 15,561	R$ 17,242	R$ 17,022
Cost of current service		14	18	27	26
Interest on actuarial obligation		1,662		1,159	1,147
Actuarial losses (gains):
Due to changes in demographic assumptions			(8)	486	534
Due to changes in financial assumptions			(1,168)	(2,777)	(565)
Due to adjustments based on experience			83	1,005	148
Due to changes and adjustments			(1,093)	(1,286)	117
Benefits paid			(1,296)	(1,166)	(1,070)
Past service cost	[1]		(4)	(415)
Actuarial losses (gains):			1,592
Defined-benefit obligation on December 31, 2022			14,778	15,561	17,242
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation on December 31, 2021		11,404	12,026	13,308	13,285
Cost of current service			2	2	1
Interest on actuarial obligation		1,276		883	887
Actuarial losses (gains):
Due to changes in demographic assumptions			(7)	378	135
Due to changes in financial assumptions			(857)	(2,393)	(375)
Due to adjustments based on experience			106	828	289
Due to changes and adjustments			(758)	(1,187)	49
Benefits paid			(1,086)	(980)	(914)
Past service cost	[1]		(4)
Actuarial losses (gains):			1,224
Defined-benefit obligation on December 31, 2022			11,404	12,026	13,308
Health plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation on December 31, 2021		3,314	3,469	3,319	3,102
Cost of current service		14	16	21	21
Interest on actuarial obligation		379		232	215
Actuarial losses (gains):
Due to changes in demographic assumptions			(1)	122	395
Due to changes in financial assumptions			(305)	(252)	(152)
Due to adjustments based on experience			(20)	200	(119)
Due to changes and adjustments			(326)	70	124
Benefits paid			(206)	(173)	(143)
Past service cost	[1]
Actuarial losses (gains):			361
Defined-benefit obligation on December 31, 2022			3,314	3,469	3,319
Dental plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation on December 31, 2021		60	66	64	61
Cost of current service				1	1
Interest on actuarial obligation		7		5	4
Actuarial losses (gains):
Due to changes in demographic assumptions				1	4
Due to changes in financial assumptions			(6)	(5)	(4)
Due to adjustments based on experience			(3)	3	1
Due to changes and adjustments			(9)	(1)	1
Benefits paid			(4)	(3)	(3)
Past service cost	[1]
Actuarial losses (gains):			7
Defined-benefit obligation on December 31, 2022			60	66	64
Life Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation on December 31, 2021				551	574
Cost of current service				3	3
Interest on actuarial obligation				39	41
Actuarial losses (gains):
Due to changes in demographic assumptions				(15)
Due to changes in financial assumptions				(127)	(34)
Due to adjustments based on experience				(26)	(23)
Due to changes and adjustments				(168)	(57)
Benefits paid				(10)	(10)
Past service cost	[1]			(415)
Actuarial losses (gains):
Defined-benefit obligation on December 31, 2022					R$ 551

[1]	Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.